Restricted short-term deposits (Schedule of restricted short-term deposits) (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
Restricted Cash And Investments [Line Items]
Pledge short-term deposits for one pending litigation	[1]			¥ 110,000
Pledge short-term deposits for bank borrowing facilities	[2]			279,221
Restricted short-term deposits		¥ 0	$ 0	¥ 389,221

[1]	As of December 31, 2015, the Group had restricted short-term deposits balance of RMB110 million representing pledged deposit for one pending litigation in which the Group was the claimant and had applied to the court to freeze the assets of the defendant. Pursuant to relevant PRC laws and regulations, the Group had to deposit a certain amount of cash as pledged deposit in order to submit the application to the court requesting to freeze the defendant’s assets.
[2]	As of December 31, 2015, the Company had offshore restricted short-term deposits balance set aside for a period of 12 months or less of approximately RMB279 million for bank borrowing facilities.